UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  March 31, 2012

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
?
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Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
?
?







Title:
Chief Operating Officer
?







Phone:
212-328-7140
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?


















Signature, Place and Date of Signing:



















?Marc Simons
?
?

?New York, NY
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?

05/14/2012


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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115








Form 13F Information Table Value Total:
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       $305,718





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE












COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8















VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE
ABBOTT LABS
COM
002824100
                306
              5,000
SH



X


ACI WORLDWIDE INC
COM
004498101
                445
             11,049
SH



X


ADVANCE AUTO PARTS INC
COM
00751Y106
                522
              5,890
SH



X


AETNA INC NEW
COM
00817Y108
                 217
              4,324
SH



X


AK STL HLDG CORP
COM
001547108
                200
           26,408
SH



X


ALEXION PHARMACEUTICALS INC
COM
015351109
                568
                6,121
SH



X


AMERICAN INTL GROUP INC
COM NEW
026874784
                268
              8,687
SH



X


AMERICAN RLTY CAP TR INC
COM
02917L101
              1,294
           125,961
SH



X


AMETEK INC NEW
COM
031100100
                372
              7,675
SH



X


APPLE INC
COM
037833100
                354
                  591
SH



X


ARMOUR RESIDENTIAL REIT INC
*W EXP 11/07/201
042315119
                    14
          681,975
SH



X


BERKSHIRE HATHAWAY INC DEL
CL B NEW
084670702
                609
              7,500
SH



X


BIOMED REALTY TRUST INC
COM
09063H107
                326
             17,190
SH



X


CAPSTONE TURBINE CORP
COM
14067D102
                 108
           105,471
SH



X


CEMEX SAB DE CV
SPON ADR NEW
151290889
                  121
            15,600
SH



X


CIMAREX ENERGY CO
COM
171798101
                 381
              5,043
SH



X


CISCO SYS INC
COM
17275R102
              1,032
            48,813
SH



X


CMS ENERGY CORP
COM
125896100
              2,138
            97,201
SH



X


COMPLETE GENOMICS INC
COM
20454K104
                   28
            10,000
SH



X


COMVERSE TECHNOLOGY INC
COM PAR $0.10
205862402
                278
           40,407
SH



X


CONOCOPHILLIPS
COM
20825C104
                 519
              6,825
SH



X


CORNERSTONE STRATEGIC VALUE
COM NEW
21924B203
                 514
           67,543
SH



X


CORNERSTONE TOTAL RTRN FD IN
COM NEW
21924U201
                352
            51,835
SH



X


CREDIT SUISSE NASSAU BRH
ETN IDX-LKD 20
22542D845
             8,375
           411,300
SH



X


CREDIT SUISSE NASSAU BRH
EXCH NT LKD 31
22542D753
                956
           48,700
SH



X


CSX CORP
COM
126408103
              1,076
           50,000
SH



X


CVR ENERGY INC
COM
12662P108
                502
            18,750
SH



X


DHT HOLDINGS INC
COM
Y2065G105
              1,367
      1,423,600
SH



X


DIRECTV
COM CL A
25490A101
             2,028
            41,095
SH



X


DOLLAR GEN CORP NEW
COM
256677105
                425
               9,195
SH



X


DRYSHIPS INC
SHS
Y2109Q101
                   52
            15,000
SH



X


EL PASO CORP
COM
28336L109
                443
            15,000
SH



X


FIDELITY NATL INFORMATION SV
COM
31620M106
                370
              11,174
SH



X


FIRST TR EXCHANGE TRADED FD
ISE CLOUD COMP
33734X192
                 481
           22,500
SH



X


FORD MTR CO DEL
*W EXP 01/01/201
345370134
             4,436
       1,274,616
SH



X


FOSSIL INC
COM
349882100
              1,650
            12,503
SH



X


FRIENDFINDER NETWORKS INC
COM IPO
358453306
              1,443
        1,061,102
SH



X


GENERAL MLS INC
COM
370334104
              1,723
           43,665
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V118
          74,770
     4,489,367
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V126
             5,289
         475,000
SH



X


GILEAD SCIENCES INC
NOTE 1.000% 5/0
375558AN3
               6,114
     5,000,000
PRN



X


GLOBAL EAGLE ACQUISITION COR
*W EXP 05/13/201
37951D110
                 123
         250,000
SH



X


GLU MOBILE INC
COM
379890106
                333
           68,585
SH



X


GRACE W R & CO DEL NEW
COM
38388F108
                230
              3,985
SH



X


GUARANTY BANCORP DEL
COM
40075T102
                    41
            20,817
SH



X


HACKETT GROUP INC
COM
404609109
                232
           38,809
SH



X


HARLEYSVILLE GROUP INC
COM
412824104
                325
              5,625
SH



X


HCA HOLDINGS INC
COM
40412C101
                 214
              8,665
SH



X


HERTZ GLOBAL HOLDINGS INC
NOTE 5.250% 6/0
42805TAA3
              7,701
     4,000,000
PRN



X


HICKS ACQUISITION CO II INC
*W EXP 07/14/201
429090111
                 155
         250,000
SH



X


HOLLYFRONTIER CORP
COM
436106108
                290
              9,027
SH



X


HOME DEPOT INC
COM
437076102
              3,155
            62,716
SH



X


HUNTSMAN CORP
COM
447011107
                438
            31,250
SH



X


ILLUMINA INC
COM
452327109
                227
              4,306
SH



X


IMAX CORP
COM
45245E109
                489
           20,000
SH



X


INDIA FD INC
COM
454089103
                 651
            29,185
SH



X


INTEL CORP
COM
458140100
                633
           22,526
SH



X


INTERNATIONAL BUSINESS MACHS
COM
459200101
               1,012
               4,851
SH



X


ISHARES TR
DJ SEL DIV INX
464287168
                979
            17,500
SH



X


ISHARES TR
DJ US REAL EST
464287739
              1,558
           25,000
SH



X


ISHARES TR
RUSSELL 2000
464287655
                 961
              11,601
SH



X


KOREA EQUITY FD INC
COM
50063B104
                439
           45,086
SH



X


LAS VEGAS SANDS CORP
COM
517834107
                 971
            16,858
SH



X


MARVELL TECHNOLOGY GROUP LTD
ORD
G5876H105
               1,201
           76,322
SH



X


MATTSON TECHNOLOGY INC
COM
577223100
                   38
             13,612
SH



X


MCDERMOTT INTL INC
COM
580037109
               1,010
           78,833
SH



X


MCEWEN MNG INC
COM
58039P107
                   83
            18,750
SH



X


MEDCO HEALTH SOLUTIONS INC
COM
58405U102
                 319
              4,540
SH



X


MEDTRONIC INC
NOTE 1.625% 4/1
585055AM8
            11,599
     11,500,000
PRN



X


MICROCHIP TECHNOLOGY INC
SDCV 2.125%12/1
595017AB0
              8,961
     6,500,000
PRN



X


MICROSOFT CORP
COM
594918104
                323
            10,000
SH



X


MICROSOFT CORP
CALL
594918104
           12,902
              4,000
SH

CALL

X


MICROSOFT CORP
PUT
594918104
           12,902
              4,000
SH

PUT

X


MONSANTO CO NEW
COM
61166W101
                897
             11,250
SH



X


MONSTER BEVERAGE CORP
COM
611740101
                337
              5,428
SH



X


MOTOROLA MOBILITY HLDGS INC
COM
620097105
                682
             17,381
SH



X


NAVIOS MARITIME ACQUIS CORP
SHS
Y62159101
                     5
           25,983
SH



X


NETAPP INC
NOTE 1.750% 6/0
64110DAB0
           14,555
    10,000,000
PRN



X


NOBLE CORPORATION BAAR
NAMEN -AKT
H5833N103
                427
             11,385
SH



X


NORTHEAST UTILS
COM
664397106
             2,784
           75,000
SH



X


ORACLE CORP
COM
68389X105
                 401
            13,753
SH



X


PARKERVISION INC
COM
701354102
             9,020
      8,429,571
SH



X


POWERSHS DB MULTI SECT COMM
DB OIL FUND
73936B507
                705
           23,577
SH



X


PREMIER EXIBITIONS INC
COM
74051E102
                   38
             10,751
SH



X


QUALCOMM INC
COM
747525103
                 681
            10,000
SH



X


QUIKSILVER INC
COM
74838C106
                   40
            10,000
SH



X


RACKSPACE HOSTING INC
COM
750086100
                343
              5,939
SH



X


RADIO ONE INC
CL D NON VTG
75040P405
                   82
           85,000
SH



X


RESEARCH IN MOTION LTD
COM
760975102
                 147
            10,000
SH



X


RITE AID CORP
COM
767754104
                 313
          180,000
SH



X


ROPER INDS INC NEW
FRNT 1/1
776696AA4
             4,458
     3,595,000
PRN



X


SAFEWAY INC
COM NEW
786514208
                234
              11,581
SH



X


SANOFI
RIGHT 12/31/2020
80105N113
                 155
             115,113
SH



X


SEAGATE TECHNOLOGY PLC
SHS
G7945M107
                858
            31,837
SH



X


SIRIUS XM RADIO INC
COM
82967N108
                462
         200,000
SH



X


SIX FLAGS ENTMT CORP NEW
COM
83001A102
              1,450
            31,000
SH



X


SL GREEN RLTY CORP
COM
78440X101
                525
              6,764
SH



X


SOTHEBYS
NOTE 3.125% 6/1
835898AC1
             7,666
     6,000,000
PRN



X


SOURCEFIRE INC
COM
83616T108
                 341
              7,087
SH



X


SOUTHWEST AIRLS CO
COM
844741108
                887
          107,700
SH



X


SPDR S&P 500 ETF TR
PUT
78462F103
           35,213
              2,500
SH

PUT

X


SPDR SERIES TRUST
S&P DIVID ETF
78464A763
               1,133
           20,000
SH



X


SPDR SERIES TRUST
S&P HOMEBUILD
78464A888
                587
           27,500
SH



X


TEXTRON INC
NOTE 4.500% 5/0
883203BN0
           10,740
     5,000,000
PRN



X


TRANSOCEAN LTD
REG SHS
H8817H100
                 410
              7,500
SH



X


UNITED STATES OIL FUND LP
UNITS
91232N108
                588
            15,000
SH



X


UNITED STATES STL CORP NEW
NOTE 4.000% 5/1
912909AE8
             5,926
     5,000,000
PRN



X


VASCO DATA SEC INTL INC
COM
92230Y104
                 108
            10,000
SH



X


VANGUARD TAX MANAGED INTL FD
MSCI EAFE ETF
921943858
                337
                9,911
SH



X


WAL MART STORES INC
COM
931142103
             3,060
           50,000
SH



X


WEBMD HEALTH CORP
COM
94770V102
              2,619
          102,374
SH



X


WHITING PETE CORP NEW
COM
966387102
                 318
              5,848
SH



X


WISDOMTREE INVTS INC
COM
97717P104
                   85
             10,132
SH



X


YAHOO INC
COM
984332106
                353
            23,176
SH



X


ZIONS BANCORPORATION
*W EXP 05/22/202
989701115
              2,791
         563,766
SH



X